SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2019	2018
Long-term debt:
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	—	77,722
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	56,910	57,829
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023	79,674	69,395
4.875% senior unsecured convertible bonds due 2023	148,300	151,700
Norwegian kroner 700 million senior unsecured floating rate bonds due 2024	79,674	—
Borrowings secured on Frontline shares	36,763	—
U.S. dollar denominated floating rate debt due through 2025	1,013,626	891,471
Total debt principal	1,627,177	1,460,347
Less: unamortized debt issuance costs	(19,089)	(23,267)
Less: current portion of long-term debt	(253,059)	(267,149)
Total long-term debt	1,355,029	1,169,931

The outstanding debt as of December 31, 2019, is repayable as follows:

Year ending December 31,	(in thousands of $)
2020	253,059
2021	523,156
2022	265,106
2023	299,650
2024	282,033
Thereafter	4,173
Total debt principal	1,627,177

The weighted average interest rate for consolidated floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2019, was 4.27% per annum including margin (2018: 4.22%). This rate takes into consideration the effect of related interest rate swaps. At December 31, 2019, the three month US Dollar London Interbank Offered Rate ("LIBOR") was 1.91% (2018: 2.81%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.84% (2018: 1.27%).

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900.0 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving the bondholders at least 30 business days' notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company has purchased bonds with principal amounts totaling NOK228.0 million. In March 2019, the Company redeemed in the full outstanding amount of NOK672.0 million. This was fully paid in cash. The net amount outstanding at December 31, 2019, was nil (NOK0.0 million), equivalent to nil (2018: NOK672.0 million, equivalent to $77.7 million).

NOK500 million senior unsecured bonds due 2020
On June 22, 2017, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 22, 2020. The net amount outstanding at December 31, 2019, was NOK500.0 million, equivalent to $56.9 million (2018: NOK500.0 million, equivalent to $57.8 million).

5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225.0 million. Interest on the bonds is fixed at 5.75% per annum and is payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds are convertible into SFL Corporation Ltd. common shares and mature on October 15, 2021. The net amount outstanding at December 31, 2019 was $212.2 million (2018: $212.2 million). The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate will be adjusted for dividends in excess of $0.225 per common share per quarter. Since the issuance, dividend distributions have increased the conversion rate to 65.4510 common shares per $1,000 bond, equivalent to a conversion price of approximately $15.28 per share. Based on the closing price of our common stock of $14.54 on December 31, 2019, the if-converted value was less than the principal amounts by $12.6 million. The Company purchased bonds with principal amounts totaling $12.8 million in 2018 resulting in a gain of $0.9 million. No bonds were purchased in the year ended December 31, 2019.

In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen and received $80,000 from Hemen upon the return of the borrowed shares.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.7 million in the year ended December 31, 2019 (2018: $0.9 million). As a result of the purchase of bonds in 2018 with principal amounts totaling $12.8 million a total of $0.5 million was allocated as the reacquisition of the equity component. The balance remaining in equity as at December 31, 2019 was $4.0 million (2018: $4.0 million).

NOK 700 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 13, 2023. On July 30, 2019, the Company conducted a tap issue of NOK100 million under this facility. The bonds were issued at 101.625% of par, and the new outstanding amount after the tap issue is NOK700 million. The net amount outstanding at December 31, 2019, was NOK700 million, equivalent to $79.7 million (2018: NOK600 million, equivalent to $69.4 million).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into SFL Corporation Ltd. common shares and mature on May 1, 2023. The net amount outstanding at December 31, 2019 was $148.3 million (2018: $151.7 million). The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 65.4462 common shares per $1,000 bond, equivalent to a conversion price of approximately $15.28 per share. Based on the closing price of our common stock of $14.54 on December 31, 2019, the if-converted value was less than the principal amounts by $11.6 million. In January 2019, the Company purchased bonds with principal amounts totaling $3.4 million (2018: $12.3 million). A gain of $0.3 million was recorded on the transaction (2018: $0.4 million).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As at December 31, 2019, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.3 million in the year ended December 31, 2019 (2018: $1.0 million). As a result of the purchase of bonds with principal amounts totaling $3.4 million (2018: $12.3 million), a total of $0.2 million (2018: $0.6 million) was allocated as the reacquisition of the equity component. The balance remaining in equity as at December 31, 2019 was $7.1 million (2018:$7.4 million).

NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. The net amount outstanding at December 31, 2019 was NOK700 million equivalent to $79.7 million (2018: NOK0 million, equivalent to $0.0 million).

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2019, was $22.9 million (2018: $0.0 million).

$50 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $50 million senior secured term loan facility with a bank, secured against three tankers chartered to Frontline Shipping. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding at December 31, 2019, was $50.0 million (2018: $0.0 million).

$29.5 million term loan facility
In March 2019, two wholly-owned subsidiaries of the Company entered into a $29.5 million term loan facility with a bank, secured against two car carriers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2019, was $27.0 million (2018: $0.0 million).

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding at December 31, 2019, was $33.1 million (2018: $0.0 million).

$142.5 million senior secured term loan facility
In September 2019, three wholly-owned subsidiaries of the Company entered into a $142.5 million senior secured term loan facility with a bank, to partly fund the acquisition of three newbuilding crude oil tankers, against which the facility is secured. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. The net amount outstanding at December 31, 2019, was $142.5 million (2018: $0.0 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014 and November 2019 the terms of the loan were amended and restated, and the facility now matures in February 2020. The net amount outstanding at December 31, 2019, was $14.9 million (2018: $17.8 million).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at December 31, 2019, was $14.9 million (2018: $17.8 million).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. This was fully repaid in February 2019. The net amount outstanding at December 31, 2019, was $0 million (2018: $32.7 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2019, was $63.4 million (2018: $73.7 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. During June 2019, the terms of loan were amended and the loan was extended by a further two years. At December 31, 2019, the available amount under the revolving part of the facility was $0 million (2018: $0.0 million). The net amount outstanding at December 31, 2019, was $45.0 million (2018: $45.0 million).

$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore support vessels. One of the vessels was sold in February 2016 and the facility now relates to the remaining five vessels. The Company provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of five years. In October 2017, certain amendments were made to the agreement, including an extension of the final maturity date until January 2023. In June 2019, the Company repurchased $11.0 million of the facility for $9.4 million and recognized a gain on debt extinguishment of $1.7 million. Following the repurchase, the remaining outstanding balance of $33.1 million was refinanced with a new $33.1 million term loan facility in June 2019. The net amount outstanding at December 31, 2019, was $0.0 million (2018: $44.1 million).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. In September 2019, the terms of the loan were amended and restated, and the facility now matures in March 2024. The net amount outstanding at December 31, 2019, was $19.1 million (2018: $20.0 million).

$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2019, was $84.0 million (2018: $92.4 million).

$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2019 was $87.1 million (2018: $95.6 million).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2019, was $24.3 million (2018: $26.7 million).

$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2019 was $104.0 million (2018: $117.9 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly finance the acquisition of three container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At December 31, 2019, the net amount outstanding was $160.8 million (2018: $173.9 million).

$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76.0 million secured term loan facility with a bank, secured against two product tanker vessels. The two vessels were delivered in August 2017. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2019, the net amount outstanding was $64.3 million (2018: $69.5 million).

$50 million secured term credit facility
In June 2018, 15 wholly-owned subsidiaries of the Company entered into a $50.0 million secured term loan facility with a bank, secured against 15 feeder size container vessels. The 15 feeder size container vessels were delivered in April 2018. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2019, was $40.7 million (2018: $46.9 million).

$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2019, was $15.7 million (2018: $17.5 million).

Borrowings secured on Frontline shares
As at December 31, 2019, the Company had a forward contract to repurchase 3.4 million shares of Frontline on June 30, 2020 for $36.8 million. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded at December 31, 2019 within debt for $36.8 million. The Company is required to post collateral of 20% of the total repurchase price plus 100% of the mark to market movement from the repurchase price for the duration of the agreement. As at December 31, 2019, $3.5 million was held as collateral as restricted cash.

The aggregate book value of assets pledged as security against borrowings at December 31, 2019, was $1,753 million (2018: $1,527 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2019, the Company is in compliance with all of the covenants under its long-term debt facilities.